Segment Disclosures - Additional Information (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) Segment	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) Segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Segment Reporting Information [Line Items]
Number of reportable business segments | Segment			2		2
Total revenues	$ 56,453,889	$ 44,938,613	$ 156,225,998	$ 121,754,918	$ 168,764,571	$ 124,024,363	$ 109,528,549
Self Storage
Segment Reporting Information [Line Items]
Total revenues	$ 53,232,671	$ 42,703,033	$ 146,834,058	$ 113,895,645	158,162,934	110,174,925	103,201,260
Self Storage | Canada
Segment Reporting Information [Line Items]
Total revenues					$ 19,000,000	$ 14,600,000	$ 13,400,000